Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ClearSign Technologies Corporation
Entity Central Index Key	0001434524
Amendment Flag	false